Subsequent Events (Details) - USD ($) $ in Thousands	Feb. 17, 2026	Jan. 01, 2026
Europa Sports Partners, LLC | Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Consideration received		$ 3,000
Contingent consideration upon achievement of performance milestones		$ 10,000
Insighta | Disposal of associate
Disclosure of non-adjusting events after reporting period [line items]
Consideration received	$ 70,000
Percentage of voting equity interests acquired (%)	35.00%
Disposal of a subsidiary consideration in escrow	$ 1,000